Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Debt
Schedule of Long-term Debt

Components of long-term debt were as follows as of December 31, 2020 and 2019:

	December 31,
	2020	2019
2019 Mezzanine Term Loan	$—	$10,000
Unamortized debt discount	—	(372)
Net carrying amount	$—	$9,628